Fair Value Measurements (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Measurements [Abstract]
Cash and cash equivalents	$ 990,300,000	$ 1,110,000,000
Specific reserves and other write downs on impaired loans	1,000,000
Troubled debt restructured loans balance	17,625,000	$ 543,000
Troubled debt restructured loans, specific reserve	$ 27,000